Note 7 - Additional Information on the Consolidated Statements of Net Loss and Comprehensive Loss (Tables)	3 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of supplemental information of comprehensive income (loss) [text block]
	2018	2017
Included in research and development expenses:
Employee benefits expense	$1,386,162	$780,871
Depreciation of property and equipment	$2,932	$4,673
Expenses related to minimum operating lease payments	$121,566	$101,623
Included in general and administrative expenses:
Employee benefits expense	$1,273,028	$516,806
Depreciation of property and equipment	$1,750	$2,805
Amortization of intangible assets	$47,705	$33,818
Expenses related to minimum operating lease payments	$29,927	$29,888